Variable Interest Entity - Schedule of Carrying Amount of Assets and Liabilities (Details) - Variable Interest Entity [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amount of Assets and Liabilities [Line Items]
Cash	$ 10,670	$ 18,210
Property and equipment, net	4,113,865	4,136,078
Total assets	4,124,535	4,154,288
Current portion of long-term debt	84,612	83,868
Long-term debt, net of current portion	2,666,009	2,687,777
Accrued expenses	151	497
Intercompany payable to Visiontech	1,382,724	1,418,560
Total liabilities	$ 4,133,496	$ 4,190,702